Other current financial receivables (Tables)	12 Months Ended
Dec. 31, 2024
Trade and other current receivables [abstract]
Summary of Other Current Financial Receivables	Other current financial receivables are analysed as follows:

Other current financial receivables	31/12/24	31/12/23
Short-term borrowings	1,348	—
Total	1,348	—